Generation Z ETF
Schedule of Investments
February 28, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 94.8%
Aerospace & Defense - 0.6%
1,606	Rocket Lab USA, Inc. (a)	$7,227

Application Software - 6.7%
1,219	Arqit Quantum, Inc. ADR (a)(b)	1,512
358	DocuSign, Inc. (a)	21,963
3,436	Palantir Technologies, Inc. - Class A (a)	26,938
664	Unity Software, Inc. (a)	20,212
242	Zoom Video Communications, Inc. - Class A (a)	18,051
		88,676
Auto Parts & Equipment - 2.0%
1,319	Luminar Technologies, Inc. (a)(c)	11,805
372	Mobileye Global, Inc. - Class A (a)(c)	14,698
		26,503
Automobile Manufacturers - 5.2%
330	Tesla, Inc. (a)	67,884

Casinos & Gaming - 2.9%
2,060	DraftKings, Inc. - Class A (a)	38,852

Data Processing & Outsourced Services - 6.8%
484	Block, Inc. (a)	37,137
1,024	Dlocal Ltd. ADR (a)(b)	15,299
510	PayPal Holdings, Inc. (a)	37,536
		89,972
Diversified Metals & Mining - 2.1%
798	MP Materials Corp. (a)	27,930

Education Services - 11.8%
2,630	2U, Inc. (a)	23,565
3,863	Coursera, Inc. (a)	43,536
867	Duolingo, Inc. (a)	78,715
1,053	Udemy, Inc. (a)	9,940
		155,756
Electrical Components & Equipment - 1.4%
1,022	ChargePoint Holdings, Inc. (a)(c)	11,610
770	Enovix Corp. (a)	7,099
		18,709
Heavy Electrical Equipment - 3.2%
795	Bloom Energy Corp. - Class A (a)	17,245
2,194	TPI Composites, Inc. (a)	25,363
		42,608
Hotels, Resorts & Cruise Lines - 2.8%
298	Airbnb, Inc. - Class A (a)	36,737

Human Resource & Employment Services - 2.4%
549	Fiverr International Ltd. ADR (a)(b)	21,746
816	Upwork, Inc. (a)	9,253
		30,999

Generation Z ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
Industrial Machinery - 0.4%
3,740	Desktop Metal, Inc. - Class A (a)	$5,685

Interactive Home Entertainment - 2.0%
712	Roblox Corp. - Class A (a)	26,088

Interactive Media & Services - 9.3%
615	Alphabet, Inc. - Class C (a)	55,534
168	Match Group, Inc. (a)	6,959
212	Meta Platforms, Inc. - Class A (a)	37,087
2,246	Snap, Inc. - Class A (a)	22,797
		122,377
Internet & Direct Marketing Retail - 7.4%
653	Amazon.com, Inc. (a)	61,532
370	DoorDash, Inc. - Class A (a)	20,224
130	Etsy, Inc. (a)	15,783
		97,539
Internet Services & Infrastructure - 3.2%
138	Okta, Inc. (a)	9,838
780	Shopify, Inc. - Class A ADR (a)(b)	32,089
		41,927
Movies & Entertainment - 5.5%
135	Netflix, Inc. (a)	43,488
244	Spotify Technology S.A. ADR (a)(b)	28,377
		71,865
Renewable Electricity - 1.9%
376	NextEra Energy Partners LP	24,914

Semiconductor Equipment - 8.5%
384	Enphase Energy, Inc. (a)	80,844
99	SolarEdge Technologies, Inc. (a)	31,474
		112,318
Semiconductors - 5.3%
299	NVIDIA Corp.	69,416

Systems Software - 2.6%
254	Gitlab, Inc. - Class A (a)	11,186
176	Zscaler, Inc. (a)	23,082
		34,268
Trucking - 0.8%
1,023	Lyft, Inc. - Class A (a)	10,230
		10,230
	TOTAL COMMON STOCKS (Cost $2,341,936)	1,248,480

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%
36,838	First American Government Obligations Fund - Class X, 4.37% (d)	36,838
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $36,838)	36,838

Generation Z ETF
Schedule of Investments (Continued)
February 28, 2023 (Unaudited)

Shares		Value
MONEY MARKET FUNDS - 5.2%
68,844	First American Government Obligations Fund - Class X, 4.37% (d)	$68,844
	TOTAL MONEY MARKET FUNDS (Cost $68,844)	68,844

	TOTAL INVESTMENTS (Cost $2,447,618) - 102.8%	1,354,162
	Other Liabilities in Excess of Assets - (2.8%)	(37,133)
	TOTAL NET ASSETS - 100.0%	$1,317,029

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security or a portion of this security was out on loan as of February 28, 2023. Total loaned securities had a market value of $36,127 as of February 28, 2023.
(d)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GENERATION Z ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of February 28, 2023,the Fund did not hold any securities valued by the valuation designee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GENERATION Z ETF

The following is a summary of the fair value classification of the Fund’s investments as of February 28, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Generation Z ETF
Assets*
Common Stocks	$1,248,480	$-	$-	$1,248,480
Investments Purchased with Proceeds from Securities Lending	36,838	-	-	36,838
Money Market Funds	68,844	-	-	68,844
Total Investments in Securities	$1,354,162	$-	$-	$1,354,162

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended February 28, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.